Statement of Changes in Common Stock, Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($)		1 Months Ended		12 Months Ended
	May 18, 2015	Jun. 30, 2016	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Stock Transactions, Parenthetical Disclosures
Warrant, issued in conjunction with the initial public offering					$ 400,400
Warrant liability				$ 799,201	0	$ 1,252,620
Warrants issuance cost				(39,200)
IPO
Stock Transactions, Parenthetical Disclosures
Offering costs	$ 2,900,000
Common Stock
Stock Transactions, Parenthetical Disclosures
Warrant, issued in conjunction with the initial public offering					400,400
Common Stock | IPO
Stock Transactions, Parenthetical Disclosures
Underwriting discounts and commissions	1,200,000				1,209,802
Offering costs	$ 2,900,000				$ 2,897,825
Common Stock | Secondary public offering
Stock Transactions, Parenthetical Disclosures
Underwriting discounts and commissions			$ 373,011	373,011
Offering costs			$ 496,887	496,887
Common Stock | Private Investment in Public Entities June 2016
Stock Transactions, Parenthetical Disclosures
Offering costs				105,398
Common Stock | Private Investment in Public Entities November 2016
Stock Transactions, Parenthetical Disclosures
Offering costs				96,833
Warrant liability				$ 700,001
Common Stock | Private investment
Stock Transactions, Parenthetical Disclosures
Offering costs		$ 105,398